Selling, General and Administrative Expenses (Tables)	6 Months Ended
Sep. 30, 2018
Text Block [Abstract]
Summary of Selling, General and Administrative Expenses

Selling, general and administrative expenses for the six months ended September 30, 2017 and 2018 are as follows:

	Millions of yen
	Six months ended September 30, 2017	Six months ended September 30, 2018
Personnel expenses	¥119,164	¥122,438
Selling expenses	36,378	36,883
Administrative expenses	51,288	49,109
Depreciation of office facilities	2,469	2,216

Total	¥209,299	¥210,646

Selling, general and administrative expenses for the three months ended September 30, 2017 and 2018 are as follows:

	Millions of yen
	Three months ended September 30, 2017	Three months ended September 30, 2018
Personnel expenses	¥57,890	¥60,013
Selling expenses	19,058	19,596
Administrative expenses	25,133	24,752
Depreciation of office facilities	1,256	1,129

Total	¥103,337	¥105,490